Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I (“VC I”)

Mid Cap Strategic Growth Fund

Small Cap Fund

(each, a “Fund,” and collectively,” the “Funds”)

Supplement dated August 11, 2016 to the Statutory Prospectus dated October 1, 2015,

as supplemented and amended to date

The following changes to the Funds’ Prospectus are effective immediately:

In the section entitled “Fund Summary: Mid Cap Strategic Growth Fund – Investment Adviser,” the information with respect to Janus Capital Management LLC (“Janus”) in the table captioned “Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Brian Demain, CFA	2015	Co-Portfolio Manager
Cody Wheaton, CFA	2016	Co-Portfolio Manager

In the section entitled “Fund Summary: Small Cap Fund – Investment Adviser,” the information with respect to T. Rowe Price Associates, Inc. (“T. Rowe”) in the table captioned “Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Gregory A. McCrickard CFA*	2000	Portfolio Manager
Frank M. Alonso	2016	Portfolio Manager
* As of October 1, 2016, Gregory A. McCrickard will no longer be a portfolio manager of the Fund.

The second paragraph in the section entitled “Management – Investment Sub-Advisers” under the subheading Janus Capital Management LLC (“Janus”) with respect to the Mid Cap Strategic Growth Fund is deleted in its entirety and replaced with the following:

Co-Portfolio Managers Brian Demain and Cody Wheaton are responsible for the day-to-day management of the Fund. Mr. Demain, as lead Portfolio Manager, has the authority to exercise final decision-making on the overall portfolio.

Brian Demain, CFA, is Executive Vice President and Co-Portfolio Manager of Enterprise Portfolio, which he has managed or co-managed since November 2007. Mr. Demain is also Portfolio Manager of other Janus accounts. He joined Janus Capital in 1999 as a securities analyst. Mr. Demain holds the Chartered Financial Analyst designation.

Cody Wheaton, CFA, is Executive Vice President and Co-Portfolio Manager of Enterprise Portfolio, which he has co-managed since July 2016. Mr. Wheaton is also

Portfolio Manager of other Janus accounts and performs duties as a research analyst. He joined Janus Capital in 2001 as a research analyst. Mr. Wheaton holds the Chartered Financial Analyst designation.

The information in the section entitled “Management – Investment Sub-Advisers” under the subheading T. Rowe Price Associates, Inc. (“T. Rowe Price”) with respect to the Small Cap Fund is supplemented with the following:

Effective October 1, 2016, Frank M. Alonso will replace Gregory A. McCrickard as Chairman of the fund’s Investment Advisory Committee. Mr. Alonso joined T. Rowe in 2000 and his investment experience dates from that time. During the past five years, he has served as an equity research analyst and a portfolio manager (beginning in 2013).

Capitalized terms used but not defined herein shall have the meaning assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I (“VC I”)

Mid Cap Strategic Growth Fund

Small Cap Fund

(each, a “Fund,” and collectively,” the “Funds”)

Supplement dated August 11, 2016 to the Statement of Additional Information (“SAI”)

dated October 1, 2015, as supplemented and amended to date

All reference to Gregory A. McCrickard, Portfolio Manager and Chairman of the Investment Advisory Committees with T. Rowe Price Associates, Inc. (“T. Rowe”), a sub-adviser to the Small Cap Fund, is hereby deleted effective October 1, 2016. In addition, Frank M. Alonso, Portfolio Manager and Chairman of the Investment Advisory Committees with T. Rowe, is hereby added effective October 1, 2016.

In the section entitled “Portfolio Managers – Other Accounts,” the information with respect to the Mid Cap Strategic Growth Fund and Small Cap Fund is supplemented as follows:

Fund	Sub-adviser	Portfolio Manager	Other Accounts (As of May 31, 2016*)
			Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
			No. of Accounts	Assets ($ millions)	No. of Accounts	Assets ($millions)	No. of Accounts	Assets ($millions)

Mid Cap Strategic Growth Fund	Janus	Cody Wheaton*	0	0	0	0	0	0

Small Cap Fund	T. Rowe	Frank M. Alonso*	0	0	1	808.6	0	0

Capitalized terms used but not defined herein shall have the meaning assigned to them by the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.